Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 days	Dec. 31, 2013
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred Policy Acquisition Costs	$ 222,000,000	$ 137,000,000
Cash Collateral Percentage Minimum	102.00%
Cash Collateral Percentage Maximum	105.00%
Minimum days delinquent when a loan can be considered a problem loan (in days)	60
Property, Plant and Equipment, Gross	807,000,000	852,000,000
Accumulated depreciation	137,000,000	130,000,000
Minimum assumed interest rates on limited payment pension contracts on large case pension business (in hundredths)	0.80%	1.30%
Limited Payments Contracts Maximum	11.30%	11.30%
Minimum assumed interest rates on long-duration group life and long-term care contracts (in hundredths)	2.50%	2.50%
Maximum assumed interest rates on long-duration group life and long-term care contracts (in hundredths)	8.80%	8.80%
Discounted unpaid claim liabilities related to long-term disability and life insurance premium waiver contracts	2,000,000,000	1,900,000,000
Undiscounted value of unpaid claim liabilities related to long-term disability and life insurance premium waiver contracts	2,700,000,000	2,600,000,000
Minimum rate used to discount the reserves supporting our long-term disability and premium waiver contracts (in hundredths)	3.00%	3.30%
Maximum rate used to discount the reserves supporting our long-term disability and premium waiver contracts (in hundredths)	6.00%	6.00%
Minimum interest rate for pension and annuity investment contracts (in hundredths)	3.60%	3.80%
Maximum interest rate for pension and annuity investment contracts (in hundredths)	16.70%	12.20%
Minimum interest rate for group health and life contracts (in hundredths)	0.00%	0.00%
Maximum interest rate for group health and life contracts (in hundredths)	2.80%	3.20%
Policyholder funds - Health Savings Account	1,300,000,000	920,000,000
Reinsurance Recoverable Under Health Care Reform	338,000,000
Net health care reform risk adjustment payable (receivable)	230,000,000
Health care reform risk corridor receivable	$ 0